BORROWINGS (Tables)	12 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BORROWINGS

Borrowings consisted of the following:

	As of July 31,	As of July 31,
	2025	2026
Current
Long-term borrowings	$19,597	$-
Total current borrowings	$19,597	$-

Non-Current
Long-term borrowings	-	-
Total non-current borrowings	$-	$-

SCHEDULE OF LONG TERM DEBT

Lender	Start date	Maturity date	Number of monthly installments	Monthly installment	Interest rate	Principal Amount (US$)	Guarantee
Alliance Bank Malaysia Berhad	March 1, 2021	February 28, 2026	60	US$2,825 (RM12,004)	3.50% per annual	US$152,956 (RM650,000)	1. Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW 2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000

SCHEDULE OF REMAINING TERM AND DISCOUNT RATE
	As of July 31,	As of July 31,
	2025	2026
Weighted-average remaining term (years)	0.07	-
Weighted-average discount rate	3.50%	-